SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

22.  SUBSEQUENT EVENTS

In addition to the information disclosed elsewhere in the financial statements, there are the following subsequent events:

Internal Investigation into Allegations against Chairman and CEO, Dr. Jinyi Guo

On January 3, 2021, the Board the Company received a letter (the “January 3 Letter”) from certain employees containing allegations against the Company’s Chairman and CEO, Dr. Jinyi Guo.

The Board immediately formed an independent panel (the “Special Panel”), comprising one of the JPLs appointed by the Cayman Court and independent directors, to conduct an investigation into the allegations and the circumstances of the letter. The Special Panel engaged outside counsels and forensic accounting experts to form an investigation team (the “Investigation Team”), and instructed the Investigation Team to conduct a comprehensive and independent investigation into the allegations contained in the January 3 Letter.

Over the duration of a month, the Investigation Team conducted 37 witness interviews, both external parties and Company personnel, including individuals who signed the January 3 Letter, reviewed certain documents and the Company’s systems, policies and procedures, emails and other documents and records, conducted a forensic analysis of various accounting transactions and related documents, as well as prepared a trend analysis of vendor purchase order to address allegations concern vendor selection.

On February 17, 2021, the Company announced, with its investigation completed, that the Investigation Team found no substantiating evidence to support any of the allegation in the January 3 Letter, and has reported its findings to the Company’s Board. Finally, the Special Panel concluded that, following the completion of the investigation, no further action would be required in respect of the allegations against the CEO.

The Investigation Team did find during the investigation that certain members of the Company’s former management participated in the planning of the January 3 Letter.

2021 Equity Incentive Plan

On January 25, 2021, the Company announced the adoption of a 2021 Equity Incentive Plan (the “2021 Plan”) to retain, attract and motivate employees and directors by providing them with equity incentives. The 2021 Plan has a ten-year term, and has a maximum number of 222,769,232 Class A ordinary shares, represented by 27,846,154 American Depositary Shares, available for issuance pursuant to all awards under the 2021 Plan. The Company may grant options, restricted shares, restricted share units and other form of awards pursuant to the 2021 Plan.

Commencement of Chapter 15 Case in the United States

On February 5, 2021, the JPLs of the Company, Alexander Lawson of Alvarez & Marsal Cayman Islands Limited and Wing Sze Tiffany Wong of Alvarez & Marsal Asia Limited filed a verified petition under chapter 15 of the U.S. Bankruptcy Code (the “Chapter 15 Petition”) with the “U.S. Bankruptcy Court”. The Chapter 15 Petition sought recognition in the United States of the Company’s Cayman Proceeding” and related relief. On March 30, 2021, the U.S. Bankruptcy Court entered the Order Recognizing Cayman Proceeding and Granting Related Relief in Aid Thereof [Dkt. No. 48] (the “Recognition Order”). The Recognition Order granted certain relief requested in the Chapter 15 Petition, including recognition of the Cayman Proceeding in the United States and stay of all actions in the territorial jurisdiction of the United States against the Company or its assets in the territorial jurisdiction of the United States, to the extent provided in section 362 of the U.S. Bankruptcy Code. Certain other relief requested under the Chapter 15 Petition remains under the consideration of the U.S. Bankruptcy Court.

U.S. Derivative Action

The Company is a nominal defendant in a consolidated putative derivative action filed in the Supreme Court of the State of New York captioned In re Luckin Coffee Inc. Derivative Litigation, 652800/2020 (N.Y. Sup. Ct.).  This action is stayed pending the Court’s order resolving defendants’ motion to dismiss the complaint in the federal securities class action.  On March 30, 2021, the U.S. Bankruptcy Court issued an order recognizing the Cayman Proceeding as a foreign main proceeding and imposing an automatic stay of litigation in the territorial jurisdiction of the United States against Luckin or its assets in the territorial jurisdiction of the United States, to the extent provided in section 362 of the U.S. Bankruptcy Code.

Restructuring Support Agreement (“RSA”)

Since the appointment of the JPLs on July 15, 2020, the Company has been negotiating a restructuring of the Company’s financial obligations (the “Restructuring”) under the supervision of the JPLs.

On March 16, 2021, the Company announced that it entered into a restructuring support agreement (the “RSA”) with holders of a majority of the Notes.

Pursuant to the Restructuring contemplated in the RSA, which the holders of the Notes who are party to the RSA have agreed to support and vote in favor of, the Company expects to restructure the Notes in a manner designed to allow the Company to comprehensively address its capital structure and better position it for long-term success. The Restructuring is expected to provide recovery to the holders of the Notes in the amount of approximately 91-96% of par value.

The Company expects to implement the Restructuring through the Scheme. which is a court approved arrangement in the Cayman Islands pursuant to the Companies Act. The RSA provides that the Scheme must be approved in the Cayman Court and then enforced in the United States under chapter 15 of the U.S. Bankruptcy Code. Based on the latest holdings reported to the Company, the aggregate principal amount of the Notes held by the noteholders who are party to the RSA (the "Restricted Group") is currently well above the voting threshold of seventy-five percent (75%), being the amount that is required to approve a scheme of arrangement under Cayman law.[1]

Transactions Contemplated in the RSA

As described in more detail and subject to the terms therein, the RSA contemplates, among other things, that the holders of the Notes shall receive, on or after the effective date of the Restructuring, for each $1,000 principal amount and accrued and unpaid interest of the Notes:

•	Cash in an amount of $320, representing a recovery of 32% of par (the “Cash Consideration”);
•	$230 principal amount of 9.00% One-Year Senior Secured Notes (the “New Notes A”), representing a recovery of 23% of par;
•	$300 principal amount of 9.00% Five-Year Senior Secured Notes (the “New Notes B”), representing a recovery of 30% of par;
•	A number of American Depository Shares of Luckin Coffee (“ADSs”) valued at $60, representing 6% of par; and
•

if the Company is able to raise equity in the amount of $50 million or more prior to the effective date of the Restructuring, then each holder of Notes will have the option (the “Equity Conversion Option”) to elect to replace up to $100 principal amount of New Notes A per $230 principal amount of New Notes A (such principal amount elected, the “Equity Conversion Amount”) with ADSs, or if ADSs are not available, New Notes B and/or cash, subject to a top-up mechanism that guarantees a recovery of 150% on the Equity Conversion Amount, representing an additional recovery of up to 5% of par.

1     A scheme of arrangement will become legally binding on all holders of claims subject to the scheme, including both those who voted against the scheme of arrangement and those who did not vote, provided that (i) a majority in number of the relevant creditors, holding at least seventy-five percent (75%) in value of claims, present and voting at the scheme meeting, vote in favor of the scheme of arrangement, (ii) the Cayman Court then sanctions the scheme; and (iii) the sanction order is delivered to the Registrar of Companies of the Cayman Islands for registration.

RSA Timeline

As further detailed in the RSA, the RSA will be effective and binding upon the Company and the Restricted Group until the earlier of: (i) the implementation of the Restructuring following its approval in the Cayman Court and enforcement in the U.S. Bankruptcy Court and (ii) December 31, 2021 (the “RSA Long-Stop Date”); provided that the Company and the JPLs may extend the RSA Long-Stop Date (i) for a period of up to 30 days, unless the Majority Ad Hoc Group (as defined in the RSA) objects to such extension and provides 5 business days’ prior written notice of such objection to the Company and the JPLs and (ii) until such later time as agreed in writing between the Company, the JPLs and the Majority Ad Hoc Group.

Prior to the RSA Long-Stop Date, the Company is required to complete certain milestones to ensure the Restricted Group’s continued support for the Restructuring. These milestones include obtaining reasonable assurance of offshore funding in an amount equal to or greater than the Cash Consideration by June 14, 2021 (the “Financing Milestone”) and launching the Scheme by September 1, 2021 (the “Scheme Launch Milestone”).  As previously reported on April 15, 2021, the Company has completed the PRC regulatory approval process, including obtaining relevant approvals from The State Administration of Foreign Exchange (“SAFE”) of the PRC through a designated PRC foreign exchange handling bank, to transfer such sufficient amount of funds out of the PRC through a planned capital reduction. The completion of the approval process satisfies the Financing Milestone under the RSA. As stated above, the RSA contemplates that the Restructuring will be implemented via a scheme of arrangement pursuant to section 86 of Companies Act. On September 1, 2021, the Company announced that the Company, the JPLs and the holders of a majority of the Notes extended the milestone to launch to the scheme of arrangement from September 1, 2021 to September 22, 2021. On September [20], 2021, the Company filed an  application with the Cayman Court seeking an order directing the convening of the class of creditors affected by the Scheme, to consider and if thought fit, approve, with or without modification, the Scheme, in compliance with the requirements under the RSA.

Entering into an Investment Agreement

On April 15, 2021, the Company entered into an investment agreement (the “Investment Agreement”) with an affiliate of Centurium Capital, as the lead investor, and Joy Capital.

Pursuant to the Investment Agreement, (i) Centurium Capital has agreed to an investment, through a private placement, totaling approximately US$240 million in senior convertible preferred shares of the Company (“Senior Preferred Share(s)”), and (ii) Joy Capital agreed to an investment, through a private placement, totaling approximately US$10 million in Senior Preferred Shares (collectively, the “Transactions”). Under certain circumstances, Centurium Capital and Joy Capital may be able to upsize on a pro rata basis for an additional US$150 million. However, pursuant to the Investment Agreement, Centurium Capital and Joy Capital can no longer exercise the Upsize because the Company had obtained approval from SAFE to transfer funds out of the PRC by a benchmark date set forth therein. The closing of the Transactions will be subject to a series of closing conditions, including the implementation of the Restructuring through the Scheme in accordance with the terms of the RSA.

Entering into an ADS Settlement Agreement with the Lead Plaintiff

On September [20], 2021, we entered into a binding term sheet with the lead plaintiffs in the provisionally certified class action In re Luckin Coffee Inc. Securities Litigation, Case No.1:20-cv-01293-JPC-JLC  (SDNY) to fully resolve all claims that have been or could be filed on behalf of the provisionally certified class of purchasers Company’s ADS between May 17, 2019 through July 15, 2020, inclusive. See “Note 21 Commitments and Contingencies– Legal Proceedings - U.S. Class Action”.